Critical Accounting Estimates and Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgments and Key Sources of Estimation Uncertainty
Critical Accounting Estimates and Judgments and Key Sources of Estimation Uncertainty

The preparation of the consolidated financial statements requires management to make a number of judgments, estimates and assumptions regarding recognition and measurement of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Information about the judgments, estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are discussed below.

Revenue Recognition

i.	Chargebacks

The provision for chargebacks is a significant and complex estimate used in the recognition of revenue. In the United States, the Company sells its products directly to wholesale distributors. The wholesale distributors sell directly to independent pharmacies, managed care organizations, hospitals and group purchasing organizations (“indirect customers”). The difference between what price the Company sells to the wholesaler and what price the wholesaler sells to the indirect customer is called a chargeback. The provision for chargebacks is based on the historical sales mix of the wholesalers for their government and retail customers. As sales are made to large wholesale customers, the Company continually monitors the provision for chargebacks and makes adjustments when it believes that actual chargebacks may differ from estimated provisions.

ii.	Returns

The provision for returns is a significant and complex estimate used in the recognition of revenue. The Company has a returns policy that allows wholesalers to return the product within a specified period prior to and subsequent to the expiration date. Provisions for returns are recognized in the period in which the underlying sales are recognized, as a reduction of sales revenue. The Company estimates provisions for returns based upon historical experience, representing management’s best estimate. While such experience has allowed for reasonable estimations in the past, history may not always be an accurate indicator of future returns. The Company continually monitors provisions for returns and makes adjustments when it believes that actual product returns may differ from established reserves.

iii.	Rebates

The provision for rebates is a significant and complex estimate used in the recognition of revenue. Rebates are granted to healthcare authorities and under contractual arrangements with certain customers. Products sold in the United States are covered by various programs (such as Medicaid and Medicare) under which products are sold at a discount. The Company estimates its provisions for rebates based on current contractual terms and conditions as well as the historical experience, changes to business practices and credit terms. While such experience has allowed for reasonable estimations in the past, history may not always be an accurate indicator of future rebate liabilities. The Company continually monitors the provision for rebates and makes adjustments when it believes that actual rebates may differ from established provisions. All rebates are recognized in the period in which the underlying sales are recognized as a reduction of sales revenue.

iv.	Other price adjustments

The provision for other price adjustments is a significant and complex estimate used in the recognition of revenue. Other price adjustments are credits issued by the wholesaler to reflect various decreases in the selling price. The price that the Company sells to the wholesaler is called the Wholesale Acquisition Cost (or “WAC”). Decreases to WAC are discretionary decisions made by the wholesalers to reflect competitive market conditions. Amounts recorded for other price adjustments are based upon estimated decline in market prices. The Company regularly monitors these and other factors and re-evaluates the provision as additional information becomes available.

v.	Prompt pay

The provision for prompt pay is an estimate used in the recognition of revenue. Prompt pay are discounts offered to customers for making early payments on their invoices within a defined period of time, prior to the payment due date under the Company's normal payment terms. The Company estimates provisions for prompt pay based upon historical experience, representing management’s best estimate. The Company continually monitors provisions for prompt pay and makes adjustments when it believes that actual prompt pay discounts may differ from established reserves.

Share-based payments and compensation

The compensation expense related to share-based payments is determined using the Black-Scholes and Monte Carlo option pricing models. The assumptions used in the model are weighted average share price at the grant date, exercise price, volatility, dividend yield, expected option life, forfeiture rate and risk free interest rate.

Impairment of non-financial assets

The Company reviews amortized non-financial assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may be impaired. It also reviews annually non-financial assets with indefinite life for impairment. If the recoverable amount of the respective non-financial asset is less than its carrying amount, it is considered to be impaired. In the process of measuring the recoverable amount, management makes assumptions about future events and circumstances. The actual results may vary and may cause significant adjustments.

Amortization of intangible and other assets

The amortization expense related to intangible and other assets is determined using estimates relating to the useful life of the related assets.

Change in estimate

During the first quarter of 2017, the Company assessed the use of the straight line amortization method for certain intangible assets within the Concordia North America segment and determined that, based on recent developments and historical patterns of economic consumption, these assets should be amortized based on a declining balance model.  Specifically, the Company determined that this method of amortization better reflects the pattern in which the assets future economic benefits are expected to be consumed by the Company, and that based on recent historical experience and knowledge about its intangible assets, this pattern can be determined reliably.

Within the Concordia International segment management reassesses the useful lives of the product rights that are impaired to align with the remaining economic life of those product rights.

Both of these changes in estimates resulted in an increase in amortization expense for the year ended December 31, 2017 of $95,192 (2016 - $nil).

Income taxes

The Company is subject to income taxes in numerous jurisdictions. The integrated nature of the Company’s global operations gives rise to many transactions in the ordinary course of business in respect of which the determination of income for tax purposes may be uncertain. The Company uses judgment to determine its income for tax purposes which may impact the recognized amount of assets or liabilities, the disclosure of contingent liabilities or the reported amount of revenue or expense during the reporting period. The Company evaluates these judgments based upon historical experience, current and expected future outcomes, third-party evaluations and various other assumptions believed to be reasonable in the circumstances.

The evaluation by the Company may result in an unrealized tax benefit in connection with taxation years that have not yet been reviewed by the relevant tax authority. The Company believes that the amount of unrealized tax benefits appropriately reflects the uncertainty of items that are or may in the future be under discussion, audit, dispute or appeal with a tax authority or which may otherwise result in uncertainty in the determination of income for tax purposes. The unrealized tax benefit is determined based on the Company’s estimate of the potential outcomes and is reviewed during each reporting period. If appropriate, an unrealized tax benefit will be realized in the reporting period in which the Company determines that realization is not in doubt. Where the finally determined outcome is different from the Company’s estimate, such difference will impact the Company’s income taxes in the reporting period during which such determination is made.

A deferred tax asset is generally recognized for any temporary difference in respect of an asset where the tax base exceeds the carrying amount and to the extent that it is probable that income for tax purposes will be available from which the temporary difference can be deducted and in respect of a liability where the carrying amount exceeds the tax base. The amount of the deferred tax asset recognized could be reduced if income or temporary differences from which the asset can be deducted do not materialize, which might occur due to various factors, including adverse business conditions. The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient income for tax purposes will be available from which the temporary difference can be deducted. The magnitude of any reduction of the amount of any temporary difference recognized is significantly influenced by the Company’s forecast of income for tax purposes.

Accounting for acquisitions

The Company assesses whether an acquisition should be accounted for as an asset acquisition or a business combination under IFRS 3, "Business Combinations" ("IFRS 3"). This assessment requires management to make judgments on whether the assets acquired and liabilities assumed constitute a business as defined in IFRS 3 and if the integrated set of activities, including inputs and processes acquired, is capable of being conducted and managed as a business and the Company obtains control of the business. The Company’s acquisitions have been accounted for as business combinations.

Other areas of estimation include the determination and fair value measurement of the purchase price contingent consideration on business combinations, which includes the Company developing its best estimates under IFRS 13, "Fair Value Measurement" ("IFRS 13"), of projected earnings targets, the probability of the contingency being achieved, and the discount rate. Management is also required to make estimates of the fair value of assets acquired and liabilities assumed in business combinations.

Going Concern

The assessment of material uncertainties related to events and circumstances that may cast significant doubt on the Company’s ability to continue as a going concern involves significant judgment. In making this assessment, management considers all relevant information, as described in Note 2 "Realignment of Capital Structure and Going Concern".